Investment (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Oct. 31, 2025 USD ($)
Investments ]Line Items]
Impairment loss	¥ 83,621,753	$ 11,957,752
Hong Kong’s Limited Partnership Fund Ordinance [Member]
Investments ]Line Items]
Third party investment fund			$ 18,400,000